Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions and Balances [Abstract]
Schedule of transactions with related parties
	Six-month period ended	Six-month period ended
	30 June 2020	30 June 2019
	USD	USD
Contributions by the shareholders	-	75,238,701
Amounts paid on behalf of the Group by the shareholders*	-	882,296
Amounts paid by the Group on behalf of the shareholders	-	(765,477)
Distributions to shareholders	-	(42,709,341)

	-	32,646,179

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

	2019	2018
	USD	USD

Contributions by the shareholders	77,090,648	951,539
Amounts paid on behalf of the Group by the shareholders*	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,647,064)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)

	23,300,052	(22,703,673)

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Schedule of changes in shareholders' account
	At 30 June 2020	At 31 December 2019
	USD	USD
At 1 January	71,017,815	47,717,763
Net contributions during the period / year	-	23,300,052

At 31 December	71,017,815	71,017,815

Changes in shareholders' account is as follows:

	2019	2018
	USD	USD
At 1 January	47,717,763	70,421,436
Net contributions (distributions) during the year	23,300,052	(22,703,673)

At 31 December	71,017,815	47,717,763

Schedule of other related party balances
	At 30 June	At 31 December
	2020	2019
	USD	USD
Expenses paid on behalf of related parties	406,289	57,550

Due from related parties:
BPGIC Holdings (shareholder)	402,764	-
HBS Investments LP (shareholder)	13,388	13,388
H Capital International LP (shareholder)	12,884	11,056
O2 Investments Limited as GP (shareholder)	6,748	6,181
SBD International LP (shareholder)	13,760	13,760
SD Holding Limited as GP (shareholder)	7,295	6,984
Gyan Investments Ltd (shareholder)	7,000	6,181

	463,839	57,550

	2019	2018
	USD	USD
Expenses paid on behalf of related parties (note 10)	57,550	-

Due from related parties:
HBS Investments LP (shareholder)	13,388	-
H Capital International LP (shareholder)	11,056	-
O2 Investments Limited as GP (shareholder)	6,181	-
SBD International LP (shareholder)	13,760	-
SD Holding Limited as GP (shareholder)	6,984	-
Gyan Investments Ltd (shareholder)	6,181	-

	57,550	-